Operating Segments - Schedule of Operating Segment (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Operating Segment [Line Items]
Net revenue		$ 22,596,984	$ 19,926,006	$ 63,121,151	$ 57,208,885
Adjusted EBITDA	[1]	1,834,592	2,153,119	5,115,942	5,345,296
Brazil [Member]
Schedule of Operating Segment [Line Items]
Net revenue		4,159,524	3,256,380	10,910,259
Adjusted EBITDA	[1]	307,229	377,679	666,881
Seara [Member]
Schedule of Operating Segment [Line Items]
Net revenue		2,361,019	2,193,966	6,677,595	6,499,556
Adjusted EBITDA	[1]	322,662	461,243	1,140,147	1,088,992
Beef North America [Member]
Schedule of Operating Segment [Line Items]
Net revenue		7,248,143	6,312,640	20,474,828	17,886,153
Adjusted EBITDA	[1]	(41,651)	117,347	(375,108)	136,531
Pork USA [Member]
Schedule of Operating Segment [Line Items]
Net revenue		2,219,941	2,042,489	6,280,690	6,114,728
Adjusted EBITDA	[1]	218,208	246,696	719,109	800,249
Pilgrim’s Pride [Member]
Schedule of Operating Segment [Line Items]
Net revenue		4,756,050	4,581,061	13,970,054	13,494,937
Adjusted EBITDA	[1]	769,739	775,892	2,247,679	2,059,291
Australia [Member]
Schedule of Operating Segment [Line Items]
Net revenue		2,192,373	1,784,587	5,786,692	4,882,634
Adjusted EBITDA	[1]	248,876	174,347	699,410	524,075
Others [Member]
Schedule of Operating Segment [Line Items]
Net revenue		200,350	152,119	524,333	412,639
Adjusted EBITDA	[1]	9,529	(85)	17,824	3,608
Total reportable segments [Member]
Schedule of Operating Segment [Line Items]
Net revenue		23,137,400	20,323,242	64,624,451	58,400,923
Adjusted EBITDA	[1]	1,834,592	2,153,119	5,115,942	5,346,620
Elimination [Member]
Schedule of Operating Segment [Line Items]
Net revenue	[2]	(540,416)	(397,236)	(1,503,300)	(1,192,038)
Adjusted EBITDA	[1],[2]				(1,324)
Brazil [Member]
Schedule of Operating Segment [Line Items]
Net revenue					9,110,276
Adjusted EBITDA	[1]				$ 733,874

[1]	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows:
[2]	Includes intercompany and intersegment transactions.